DESCRIPTION OF BUSINESS, ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS, ORGANIZATION AND BASIS OF PRESENTATION

1. DESCRIPTION OF BUSINESS, ORGANIZATION AND BASIS OF PRESENTATION

Organization and principal activities

Cloopen Group Holding Limited (“the Company”), through its wholly-owned subsidiaries, consolidated variable interest entity (“VIE”) and VIE's subsidiaries (collectively referred to as “the Group”), is principally engaged in providing integrated communication services based on cloud computing technology. The Group's principal operations and geographic markets are mainly in the People's Republic of China (“PRC”).

The accompanying consolidated financial statements include the financial statements of the Company, its subsidiaries, consolidated VIE and VIE's subsidiaries.

The VIE arrangements

The Group operates its cloud communication business in the PRC through Beijing Ronglian Yitong Information Technology Co., Ltd. (“Ronglian Yitong”, or the “VIE”), a limited liability company established under the laws of the PRC on March 31, 2009. Ronglian Yitong and its subsidiaries holds the necessary PRC operating licenses for the online businesses. The equity interests of Ronglian Yitong are legally held by Mr. Changxun Sun, the founder, chairman of board of directors and chief executive officer, Mr. Jianhong Zhou, the director of the Company, Lhasa Heye Investment Management Co., Ltd., and Beijing Hongshan Shengde Equity Investment Center (Limited Partnership) who act as nominee equity holders of the VIE on behalf of Anxun Guantong (Beijing) Technology Co., Ltd. (“Anxun Guantong” or “WFOE”), the Company's wholly-owned subsidiary. A series of contractual agreements, including Powers of Attorney, Exclusive Business Cooperation Agreement, Equity Pledge Agreement, Exclusive Option Agreement and Spousal Consent Letter (collectively, the “VIE Agreements”), were entered among the Company, Anxun Guantong, Ronglian Yitong and its nominee equity holders.

Pursuant to the VIE Agreements, the Company is able to exercise effective control over, bears the risks of, enjoys substantially all of the economic benefits of the VIE, and has an exclusive option to purchase all or part of the equity interests in the VIE when and to the extent permitted by the PRC law at the lowest price possible. The Company's management concluded that Ronglian Yitong is a VIE and the Company is its primary beneficiary. As such, the consolidated financial statements of the VIE are included in the consolidated financial statements of the Company.

The principal terms of the VIE Agreements are further described below.

1) Powers of Attorney

The Company and each of the equity holders of Ronglian Yitong entered into Powers of Attorney. Pursuant to the Powers of Attorney, the equity holders of Ronglian Yitong irrevocably appointed Anxun Guantong as their attorney-in-fact to exercise all equity holder rights, including, but not limited to, proposing, convening and attending in the equity holders' meeting, appointing or removing directors, executive officers and senior management, disposing of all or part of the equity holder's interests in Ronglian Yitong, casting the equity holders' votes on matters requiring equity holders' approval and doing all other acts in the capacity of the equity holders as permitted by Ronglian Yitong's Memorandum and Articles of Association. In addition, the Company has a right to assign its rights and benefits under the Powers of Attorney to any other parties without an advance notice to the equity holders of Ronglian Yitong. The Powers of Attorney shall continue in force and be irrevocable as long as the equity holders of Ronglian Yitong remain as the equity holders of Ronglian Yitong.

2) Exclusive Business Cooperation Agreement

Anxun Guantong and Ronglian Yitong entered into an Exclusive Business Cooperation Agreement, whereby Anxun Guantong is appointed as the exclusive service provider for the provision of business support, technology and consulting services to Ronglian Yitong. Unless a written consent is given by Anxun Guantong, Ronglian Yitong is not allowed to engage a third party to provide such services, while Anxun Guantong is able to designate another party to render such services to Ronglian Yitong. Ronglian Yitong shall pay Anxun Guantong on a monthly basis a service fee, which shall be equal to 100% of the monthly net profits of Ronglian Yitong, and Anxun Guantong has the sole discretion to adjust the basis of calculation of the service fee amount according to service provided to Ronglian Yitong. Anxun Guantong owns the exclusive intellectual property rights, whether created by Anxun Guantong or Ronglian Yitong, as a result of the performance of the Exclusive Business Cooperation Agreement unless terminated in writing by Anxun Guantong. The Exclusive Business Cooperation Agreement may be extended if confirmed in writing by Anxun Guantong prior to the expiration thereof. The extended term shall be determined by Anxun Guantong, and Ronglian Yitong shall accept such extended term unconditionally.

3) Equity Pledge Agreement

An Equity Pledge Agreement was entered into by and among Anxun Guantong, Ronglian Yitong and equity holders of Ronglian Yitong. To guarantee payment from Ronglian Yitong, including but not limited to the service fee pursuant to the Exclusive Business Cooperation Agreement, and the performance of Ronglian Yitong and the nominee equity holders' obligations under the contractual arrangements including the Exclusive Business Cooperation Agreement, Exclusive Option Agreement and Powers of Attorney, the equity holders of Ronglian Yitong pledged their respective equity in Ronglian Yitong to Anxun Guantong under the Equity Pledge Agreement as collateral. In the event Ronglian Yitong fails to pay Anxun Guantong its service fee, Anxun Guantong will have the right to sell the pledged equity and apply the proceeds received to pay any outstanding service fees due by Ronglian Yitong to Anxun Guantong. The equity holders of Ronglian Yitong agree that, during the term of the Equity Pledge Agreement, they will not dispose of the pledged equity or create or allow any encumbrance on the pledged equity, and they also agree that Anxun Guantong's rights relating to the equity pledges shall not be prejudiced by any legal actions of the equity holders of Ronglian Yitong , their successors or their designees. Except that the pledge of approximately 1.55% of the equity interests of VIE is subject to the registration in compliance with the PRC Property Rights Law, the equity pledge was registered with the relevant local administration for industry and commerce in October 2019 and may only be terminated upon the fulfillment of all contractual obligations under the Exclusive Business Cooperation Agreement, Exclusive Option Agreement and Powers of Attorney. During the term of the Equity Pledge Agreement, Anxun Guantong is entitled to receive dividends attributable to the pledged Ronglian Yitong equity.

4) Exclusive Option Agreement

Each of the equity holders of Ronglian Yitong entered into an Exclusive Option Agreement with Anxun Guantong, and Ronglian Yitong, pursuant to which the equity holders of Ronglian Yitong granted Anxun Guantong or other person upon the designation by Anxun Guantong, an irrevocable and exclusive option to purchase, at its discretion and to the extent permitted under the PRC law, all or part of the equity holders' interests in Ronglian Yitong at the lowest price that the PRC law permits at the time unless a valuation of the equity is required by the PRC law. The equity holders of Ronglian Yitong commit that without the prior written consent of Anxun Guantong, the equity holders of Ronglian Yitong will not, among other things, (1) change or amend the Memorandum and Articles of Association , increase or decrease Ronglian Yitong's registered capital, change its structure of registered capital in other manners; (2) sell, transfer, mortgage or dispose of in any manner any assets of Ronglian Yitong or legal or beneficial interest in the business or revenue of Ronglian Yitong, or allow the encumbrance thereon of any security interest; (3) incur, inherit, guarantee or suffer the existence of any debt, except for (i) debts incurred in the ordinary course of business other than through loans and (ii) debts disclosed to Anxun Guantong for which Anxun Guantong's written consent has been obtained; (4) providing any person with any loan or credit or guarantee in any form; (5) cause or permit Ronglian Yitong to merge, consolidate with, acquire or invest in any person, and/or sell permit Ronglian Yitong to sell assets with a value of over RMB500,000; (6)in any manner distribute dividends to its shareholders; (7) create any pledge or encumbrance on their equity interests in Ronglian Yitong; (8) transfer or otherwise dispose of their equity interests in Ronglian Yitong and its equity holders shall appoint those individuals recommended by Anxun Guantong as directors of Ronglian Yitong. Ronglian Yitong shall provide operating and financial information to the Company at the request of Anxun Guantong and ensure the continuance of the business. The Exclusive Option Agreement will remain effective until all equity interests in Ronglian Yitong held by its equity holders are transferred or assigned to the Company or its designee. Ronglian Yitong and its equity holders shall not have any right to terminate the Exclusive Option Agreement.

5) Spousal Consent Letter

Pursuant to the Spousal Consent Letters executed by the spouse of the principal individual shareholder of the VIE, the signing spouse confirmed that she does not enjoy any right or interest in connection with the equity interests of the VIE. The spouse also irrevocably agreed that she would not claim in the future any right or interest in connection with the equity interests in the VIE held by her spouse.

Risks in relation to the VIE structure

In the opinion of the Company's management, the VIE Agreements have resulted in the WFOE having the power to direct activities that most significantly impact the VIE, including appointing key management, setting up operating policies, exerting financial controls and transferring profit or assets out of the VIE at its discretion. The Company considers that it has the right to receive all the benefits and assets of the VIE. As the VIE was established as a limited liability company under the PRC law, its creditors do not have recourse to the general credit of the Company for the liabilities of the VIE, and the Company does not have the obligation to assume the liabilities of the VIE.

The Company has determined that the VIE Agreements are in compliance with the PRC laws and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company's ability to enforce the VIE Agreements; and if the equity holders of the VIE were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms.

The Company's ability to control the VIE also depends on the rights provided to the Company under the Powers of Attorney to vote on all matters requiring equity holders' approval in the respective VIE. As noted above, the Company believes these Powers of Attorney are legally enforceable but yet they may not be as effective as direct equity ownership. In addition, if the corporate structure of the Group or the contractual arrangements among the Company, Anxun Guantong, the VIE and its respective equity holders were found to be in violation of any existing PRC laws and regulations, the relevant PRC regulatory authorities could:

•
revoke the business license and/or operating licenses of such entities;
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discontinue or place restrictions or onerous conditions on the Group's operations;
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impose fines, confiscating the income from the VIE, or imposing other requirements with which the Group may not be able to comply;
•
require the Group to restructure its ownership structure or operations, including terminating the contractual arrangements with the VIE and deregistering the equity pledges of the VIE, which in turn would affect the Company's ability to consolidate, derive economic interests from, or exert effective control over the VIE; or
•
restrict or prohibit our use of the proceeds of this offering to finance our business and operations in the PRC.

The imposition of any of the above restrictions or actions may result in a material and adverse effect on the Group's ability to conduct its business. In addition, if the imposition of any of these restrictions causes the Company to lose the right to direct the activities of the VIE or the right to receive its economic benefits, the Company would no longer be able to consolidate the VIE. The Company's management believes that the likelihood to lose the Company's current ownership structure or the contractual arrangements with the VIE is remote based on the current facts and circumstances.

There is no VIE in which the Company has a variable interest but is not the primary beneficiary. Currently there is no contractual arrangement that could require the Company to provide additional financial support to the VIE.

The following consolidated assets and liabilities information of the Group's VIE as of December 31, 2019, 2020 and 2021, and consolidated revenues, net loss and cash flow information for the years then ended, have been included in the accompanying consolidated financial statements:

	December 31,
	2019	2020	2021
	RMB (Restated)	RMB (Restated)	RMB
Cash	121,667	60,987	192,105
Restricted cash	893	1,893	698
Short-term investments	2,501	-	-
Accounts receivable - third parties, net	180,424	194,730	470,204
Accounts receivable - related parties, net*	12,716	13,370	2,995
Contract assets	15,582	18,342	21,118
Amounts due from related parties	69,295	21,830	688
Prepayments and other current assets	60,140	65,600	88,311
Total current assets	463,218	376,752	776,119
Long-term investments	35,228	47,300	127,748
Property and equipment, net	7,747	6,843	13,883
Intangible assets, net	6,654	6,265	46,019
Goodwill	-	-	121,805
Other non-current assets	3,502	4,591	3,076
Total assets	516,349	441,751	1,088,650
Short-term borrowings	26,838	20,000	5,500
Accounts payable	110,859	109,924	200,856
Contract liabilities	118,911	180,814	66,646
Amounts due to related parties**	410,132	647,503	1,518,382
Payables to an affiliate of a Series C Redeemable Convertible Preferred Shareholder	-	230,087	-
Payable for business acquisition	-	-	93,511
Accrued expenses and other current liabilities	311,778	61,262	92,118
Total current liabilities	978,518	1,249,590	1,977,013
Long-term borrowings	96,190	-	6,000
Deferred income tax liabilities	259	185	8,883
Total liabilities	1,074,967	1,249,775	1,991,896

* Accounts receivable-related parties, net includes accounts receivable, net due from the Company and its subsidiaries, which are eliminated upon consolidation, and accounts receivable, net due from one of the Company's shareholders and other related parties of RMB10,208 RMB12,442 and RMB304 as of December 31, 2019, 2020 and 2021.

** Amounts due to related parties include amounts due to the Company and its subsidiaries, which are eliminated upon consolidation, and amounts due to one of the Company's shareholders and other related parties of RMB3,744, RMB4,266 and RMB794 as of December 31, 2019, 2020 and 2021.

	Year ended December 31,
	2019	2020	2021
	RMB(Restated)	RMB(Restated)	RMB
Revenues	583,463	699,218	639,139
Net loss	(217,609)	(227,670)	(699,152)
Net cash used in operating activities	(30,655)	(20,582)	(174,049)
Net cash used in investing activities	(14,055)	(32,260)	(275,719)
Net cash provided by/ (used in) financing activities	113,045	(6,838)	579,690
Net increase / (decrease) in cash and restricted cash	68,335	(59,680)	129,922
Cash and restricted cash at the beginning of the year	54,226	122,561	62,881
Cash and restricted cash at the end of the year	122,561	62,881	192,803

In accordance with VIE Agreements, WFOE has the power to direct the activities of the VIE. Therefore, the Company considers that there are no assets in the VIE that can be used only to settle obligations of the VIE, except for restricted cash of RMB893, RMB1,893 and RMB698 as of December 31, 2019, 2020 and 2021, respectively, accounts receivable of RMB168,250 and other receivables included in prepayments and other current assets of RMB10,611 as of December 31, 2019, that were pledged to secured bank borrowings, and as of December 31, 2020 and 2021, accounts receivable and other receivables included in prepayments and other current assets were not pledged for bank borrowings. The creditors of VIEs do not have recourse to the general credit of WFOE.